Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	COMPENSATION ACTUALLY PAID TO PEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (in millions)[1]	NET REVENUE[g] (in millions)
					TOTAL SHAREHOLDER RETURN	PEER GROUP SHAREHOLDER RETURN[f]
2025[a]	$17,245,792	$16,007,907	$7,384,721	$7,079,335	$84.14	$206.36	$2,208.3	$7,314.8
2024[b]	$19,389,829	$20,496,053	$7,585,337	$7,916,063	$88.26	$206.37	$2,135.8	$7,093.6
2023[c]	$12,841,931	$13,510,536	$8,077,675	$8,191,931	$80.46	$146.73	$1,835.7	$6,460.5
2022[d]	$13,838,613	$2,999,756	$8,430,654	$5,616,935	$77.93	$108.52	$1,449.6	$6,488.4
2021[e]	$17,127,330	$23,404,280	$9,119,220	$10,768,644	$134.88	$147.41	$3,098.5	$7,671.9
[1]	Net income attributable to T. Rowe Price Group, Inc., was $2,087.1 million for 2025, $2,100.1 million for 2024, $1,788.7 million for 2023, $1,557.9 million for 2022, and $3,082.9 million for 2021.
[a]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2025 are outlined below. No awards were modified in 2025. These valuations assume a year-end share price of $102.38 and an average vest share price of $105.37. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Page, and Veiel served as the non-PEO NEOs.

As of 12/31/2025	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2026 Proxy	$17,245,792	$7,384,721
Subtract Grant Date Fair Value of Stock Awards Granted in 2025	$(8,401,689)	$(1,800,084)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2025	$8,188,148	$1,754,332
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(1,373,847)	$(351,143)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2025	$(355,738)	$(95,884)
Add Dividend Equivalents Paid in 2025	$705,241	$187,393
Compensation Actually Paid in 2025	$16,007,907	$7,079,335
[b]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2024 are outlined below. No awards were modified in 2024. These valuations assume a year-end share price of $113.09 and an average vest share price of $123.59. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Nelson, and Veiel served as the non-PEO NEOs.

As of 12/31/2024	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2025 Proxy	$19,389,829	$7,585,337
Subtract Grant Date Fair Value of LTI Awards Granted in 2024	$(9,420,078)	$(1,925,135)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2024	$8,661,111	$1,770,028
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$527,963	$147,101
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2024	$648,195	$168,997
Subtract Prior-Year LTI Awards Forfeited in 2024	$689,033	$169,735
Compensation Actually Paid in 2024	$20,496,053	$7,916,063
[c]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2023 are outlined below. No awards were modified in 2023. These valuations assume a year-end share price of $107.69 and average vest share price of $101.79. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2023	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of LTI Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931
[d]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and an average vest share price of $126.58. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEO.

As of 12/31/2022	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935
[e]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period, Mr. Stromberg served as the PEO and Ms. Dardis; former CFO Ms. Dufétel; and Messrs. Sharps, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2021	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644
[f]	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.
[g]

In no particular order, the following table outlines what we believe to be our NEOs’ key performance measures. These measures are highlighted on pages 51 and 52. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.

Company Selected Measure Name	net revenue
Peer Group Issuers, Footnote	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 17,245,792	$ 19,389,829	$ 12,841,931	$ 13,838,613	$ 17,127,330
PEO Actually Paid Compensation Amount	$ 16,007,907	20,496,053	13,510,536	2,999,756	23,404,280
Adjustment To PEO Compensation, Footnote	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2025 are outlined below. No awards were modified in 2025. These valuations assume a year-end share price of $102.38 and an average vest share price of $105.37. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Page, and Veiel served as the non-PEO NEOs.
As of 12/31/2025	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2026 Proxy	$17,245,792	$7,384,721
Subtract Grant Date Fair Value of Stock Awards Granted in 2025	$(8,401,689)	$(1,800,084)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2025	$8,188,148	$1,754,332
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(1,373,847)	$(351,143)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2025	$(355,738)	$(95,884)
Add Dividend Equivalents Paid in 2025	$705,241	$187,393
Compensation Actually Paid in 2025	$16,007,907	$7,079,335
[b]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2024 are outlined below. No awards were modified in 2024. These valuations assume a year-end share price of $113.09 and an average vest share price of $123.59. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Nelson, and Veiel served as the non-PEO NEOs.

As of 12/31/2024	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2025 Proxy	$19,389,829	$7,585,337
Subtract Grant Date Fair Value of LTI Awards Granted in 2024	$(9,420,078)	$(1,925,135)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2024	$8,661,111	$1,770,028
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$527,963	$147,101
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2024	$648,195	$168,997
Subtract Prior-Year LTI Awards Forfeited in 2024	$689,033	$169,735
Compensation Actually Paid in 2024	$20,496,053	$7,916,063
[c]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2023 are outlined below. No awards were modified in 2023. These valuations assume a year-end share price of $107.69 and average vest share price of $101.79. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2023	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of LTI Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931
[d]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and an average vest share price of $126.58. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEO.

As of 12/31/2022	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935
[e]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period, Mr. Stromberg served as the PEO and Ms. Dardis; former CFO Ms. Dufétel; and Messrs. Sharps, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2021	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

Non-PEO NEO Average Total Compensation Amount	$ 7,384,721	7,585,337	8,077,675	8,430,654	9,119,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,079,335	7,916,063	8,191,931	5,616,935	10,768,644
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2025 are outlined below. No awards were modified in 2025. These valuations assume a year-end share price of $102.38 and an average vest share price of $105.37. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Page, and Veiel served as the non-PEO NEOs.
As of 12/31/2025	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2026 Proxy	$17,245,792	$7,384,721
Subtract Grant Date Fair Value of Stock Awards Granted in 2025	$(8,401,689)	$(1,800,084)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2025	$8,188,148	$1,754,332
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(1,373,847)	$(351,143)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2025	$(355,738)	$(95,884)
Add Dividend Equivalents Paid in 2025	$705,241	$187,393
Compensation Actually Paid in 2025	$16,007,907	$7,079,335
[b]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2024 are outlined below. No awards were modified in 2024. These valuations assume a year-end share price of $113.09 and an average vest share price of $123.59. During this period, Mr. Sharps served as the PEO and Ms. Dardis and Messrs. August, Nelson, and Veiel served as the non-PEO NEOs.

As of 12/31/2024	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2025 Proxy	$19,389,829	$7,585,337
Subtract Grant Date Fair Value of LTI Awards Granted in 2024	$(9,420,078)	$(1,925,135)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2024	$8,661,111	$1,770,028
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$527,963	$147,101
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2024	$648,195	$168,997
Subtract Prior-Year LTI Awards Forfeited in 2024	$689,033	$169,735
Compensation Actually Paid in 2024	$20,496,053	$7,916,063
[c]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2023 are outlined below. No awards were modified in 2023. These valuations assume a year-end share price of $107.69 and average vest share price of $101.79. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2023	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of LTI Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931
[d]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and an average vest share price of $126.58. During this period, Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the non-PEO NEO.

As of 12/31/2022	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of LTI Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935
[e]

The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period, Mr. Stromberg served as the PEO and Ms. Dardis; former CFO Ms. Dufétel; and Messrs. Sharps, Thomson, and Veiel served as the non-PEO NEOs.

As of 12/31/2021	PEO COMPENSATION	AVERAGE COMPENSATION FOR NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of LTI Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of LTI Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior-Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of LTI Awards Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior-Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
KEY PERFORMANCE MEASURES
Assets Under Management	Investment Performance
Net Income	Net Operating Income
Net Revenue	Non-GAAP Diluted Earnings per Share
Operating Margin

Total Shareholder Return Amount	$ 84.14	88.26	80.46	77.93	134.88
Peer Group Total Shareholder Return Amount	206.36	206.37	146.73	108.52	147.41
Net Income (Loss)	$ 2,208,300,000	$ 2,135,800,000	$ 1,835,700,000	$ 1,449,600,000	$ 3,098,500,000
Company Selected Measure Amount	7,314.8	7,093.6	6,460.5	6,488.4	7,671.9
PEO Name	Mr. Sharps	Mr. Sharps	Mr. Sharps	Mr. Sharps	Mr. Stromberg
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	$ 2,087.1	$ 2,100.1	$ 1,788.7	$ 1,557.9	$ 3,082.9
Share Price | $ / shares	$ 102.38	$ 113.09	$ 107.69	$ 109.06	$ 196.64
Vested Share Price | $ / shares	$ 105.37	$ 123.59	$ 101.79	$ 126.58	$ 190.44
Measure:: 1
Pay vs Performance Disclosure
Name	Assets Under Management
Measure:: 2
Pay vs Performance Disclosure
Name	Investment Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Net Revenue
Non-GAAP Measure Description	In no particular order, the following table outlines what we believe to be our NEOs’ key performance measures. These measures are highlighted on pages 51 and 52. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings per Share
Measure:: 7
Pay vs Performance Disclosure
Name	Operating Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,401,689)	$ (9,420,078)	$ (5,100,097)	$ (5,400,156)	$ (6,600,390)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,188,148	8,661,111	5,462,252	4,854,042	6,355,405
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,373,847)	527,963	(132,516)	(8,444,026)	4,807,722
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		648,195	(230,044)		1,110,196
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,738)			(2,138,845)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,241		669,010	290,128	604,017
PEO | Prior Year LTI Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		689,033
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,084)	(1,925,135)	(1,468,859)	(1,604,741)	(3,020,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,754,332	1,770,028	1,573,162	1,442,455	2,908,148
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,143)	147,101	(35,248)	(1,999,648)	1,693,273
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		168,997	(97,994)		958,513
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,884)			(749,289)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 187,393		$ 143,195	$ 97,504	333,062
Non-PEO NEO | Prior Year LTI Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 169,735			$ (1,223,322)